Note 10 - Asset Retirement Obligations (Details) - Asset Retirement Obligations In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2014 USD ($)	Mar. 31, 2014 JPY (¥)	Mar. 31, 2013 JPY (¥)
Asset Retirement Obligations [Abstract]
Balance at beginning of the year	$ 3,249	¥ 334,585	¥ 299,083
Liabilities incurred	1,186	122,157	26,620
Accretion expense	78	8,041	8,882
Revision in estimated cash flows related to head office relocation	473	48,657
Balance at end of the year	$ 4,986	¥ 513,440	¥ 334,585